Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Amortized cost	$ 122,533	$ 131,312
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	119,285	126,733
Non-investment grade	848	742
Impaired	148	149
Carrying amount of securities measured at FVOCI subject to impairment	120,281	127,624
Items not subject to impairment	1,239	842
Carrying amount of securities measured at FVOCI	121,520	128,466
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	89,598	89,947
Non-investment grade	1,121	1,189
Amount before allowance for credit losses	90,719	91,136
Allowance for credit losses	23	23
Amortized cost	90,696	91,113
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	119,277	126,732
Non-investment grade	848	742
Carrying amount of securities measured at FVOCI subject to impairment	120,125	127,474
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	89,598	89,947
Non-investment grade	941	990
Amount before allowance for credit losses	90,539	90,937
Allowance for credit losses	9	8
Amortized cost	90,530	90,929
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	8	1
Carrying amount of securities measured at FVOCI subject to impairment	8	1
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	180	199
Amount before allowance for credit losses	180	199
Allowance for credit losses	14	15
Amortized cost	166	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	148	149
Carrying amount of securities measured at FVOCI subject to impairment	$ 148	$ 149